Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
				December 31, 2012
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$249,308	$150,337	$98,971	$23,675	3.83
Customer lists	247,553	104,833	142,720	42,221	6.60
Non-competition agreements	31,602	20,932	10,670	6,990	4.54
Transfer station permits	34,415	6,837	27,578	5,570	20.00
Trade-names	13,142	5,234	7,908	2,377	3.67
	$576,020	$288,173	$287,847	$80,833

				December 31, 2011
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$221,283	$129,948	$91,335	$10,812	3.72
Customer lists	205,324	78,162	127,162	18,944	7.36
Non-competition agreements	24,732	14,903	9,829	7,173	3.85
Transfer station permits	27,622	5,324	22,298	250	20.00
Trade-names	10,607	3,500	7,107	83	2.00
	$489,568	$231,837	$257,731	$37,262

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$59,233
2014	53,548
2015	43,443
2016	38,708
2017	33,077
Thereafter	59,838
$287,847